Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Amount Registered | shares	44,333
Proposed Maximum Offering Price per Unit | $ / shares	10.74
Maximum Aggregate Offering Price	$ 476,136.42
Fee Rate	0.01531%
Amount of Registration Fee	$ 72.9
Offering Note
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant, Stratasys Ltd. (“Stratasys”), is also registering an indeterminate number of additional securities that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction.
Represents the 44,333 Stratasys ordinary shares, par value NIS 0.01 per share (“Stratasys ordinary shares”) being registered for resale, consisting entirely of Stratasys ordinary shares issued to the selling shareholder as an earn-out payment under the Covestro asset purchase agreement (as defined in the registration statement on Form F-3 filed together with this Exhibit 107).
Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per security of the Stratasys ordinary shares is based on the average of the high ($10.9041) and low ($10.56) prices of the Stratasys ordinary shares reported on the Nasdaq Global Select Market on August 7, 2025.